Jul. 28, 2017

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Administration, Service, Investor,

Class R, Class R6, and Class T Shares (as applicable) of the

Goldman Sachs Multi Sector Fixed Income Funds

Goldman Sachs Bond Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Global Income Fund

Goldman Sachs Strategic Income Fund

Goldman Sachs Short Duration and Government Fixed Income Funds

Goldman Sachs Enhanced Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs Inflation Protected Securities Fund

Goldman Sachs Short Duration Government Fund

Goldman Sachs Short Duration Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 30, 2017 to the

Prospectuses and Summary Prospectuses dated July 28, 2017,

each as supplemented to date

Effective immediately, the last sentence of the paragraph under the “Summary—Fees and Expenses of the Fund” section in each Fund’s Prospectus and under the “Fees and Expenses of the Fund” section in each Fund’s Summary Prospectus is revised to reflect that “Other Information Regarding Maximum Sales Charges, Purchases, Redemptions, Exchanges and Dividends” can be found beginning on page B-152 of the Funds’ Statement of Additional Information (“SAI”).

Additionally, the following replaces the last sentence of the legend that appears on the cover page of each Summary Prospectus:

The Fund’s Prospectus dated July 28, 2017 and SAI dated November 30, 2017 are incorporated by reference into this Summary Prospectus.